Chapter 11 - Summary, Background and Objectives (Details) - USD ($) $ in Millions	Feb. 22, 2022	Feb. 10, 2022	Jan. 20, 2022	Dec. 31, 2021		Nov. 30, 2021	Nov. 02, 2021	Oct. 02, 2021	Feb. 10, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Jul. 02, 2018
Reorganization, Chapter 11 [Line Items]
Long-term debt				$ 5,545					$ 6,200	$ 5,545
Cash and restricted cash				516	[1]					653	[1]	$ 1,205	[1]	$ 1,572
Cash and cash equivalents				293						485		$ 987
Total restricted cash				$ 223						168
Additional interest on payment-in-kind interest				2.00%
Lease liability				$ 503					$ 1,100	426
SeaMex
Reorganization, Chapter 11 [Line Items]
Equity interest, acquisition of residual (in percent)						100.00%	50.00%
NSNCo
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by parent									100.00%
Credit Facility Maturing 2027
Reorganization, Chapter 11 [Line Items]
Long-term debt	$ 5,662			$ 5,700						$ 5,700
New First Lien Term Loan
Reorganization, Chapter 11 [Line Items]
Debt instrument, interest rate (as percent)									7.00%
Senior Secured Notes | Secured Debt
Reorganization, Chapter 11 [Line Items]
Long-term debt								$ 500	$ 500
Debt instrument, interest rate (as percent)															12.00%
Subsequent Event
Reorganization, Chapter 11 [Line Items]
Plan of reorganization, new financing raised	350
Long-term debt	908	$ 908
Cash and restricted cash	509
Cash and cash equivalents	355
Total restricted cash	154
Undrawn amount on revolving credit facility	125
Liquidty	480
Net debt	399
Subsequent Event | SeaMex
Reorganization, Chapter 11 [Line Items]
Equity interest, acquisition of residual (in percent)			100.00%
Subsequent Event | NSNCo
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners			35.00%
Subsequent Event | NSNCo | NSNCo Noteholders
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by parent			65.00%
Subsequent Event | Credit Facility Maturing 2027
Reorganization, Chapter 11 [Line Items]
Long-term debt	683
Subsequent Event | New First Lien Term Loan
Reorganization, Chapter 11 [Line Items]
Long-term debt	175
Subsequent Event | Hemen Convertible Bond
Reorganization, Chapter 11 [Line Items]
Long-term debt	$ 50

[1]	Comprised of cash and cash equivalents $293 million (2020: $485 million, 2019: $987 million), restricted cash $160 million (2020: $103 million, 2019: $135 million), and restricted cash included in non-current
assets $63 million (2020: $65 million, 2019: $83 million).